Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of assets and liabilities disposed
Dollars in thousands
Total Purchase Price	$9,660
Net Assets (Liabilities) Acquired:
Assets
Cash and cash equivalents	13,664
Restricted cash	26,524
Accounts receivable	7,426
Inventories	8
Prepaid expenses and other current assets	110
Intangible assets	2,969
Other assets	2,682
Total Assets	53,419
Liabilities
Warrant derivative liability	-
Accounts payable & accrued liabilities	(49,437)
Total Liabilities	(49,437)
Net Assets (Liabilities) Acquired	3,982
Loss on Acquisitions	$5,679

Schedule of assets and liabilities disposed
Dollars in thousands
Total Selling Price	$3,500
Net Assets (Liabilities) Disposed:

Total Assets	53,654
Total Liabilities	(50,217)
Net Assets (Liabilities) Acquired	3,437
Income from disposal of discontinued operations	$63

Schedule of loss on discontinued operations
Dollars in thousands
Revenue	$453
Expenses	(998)
Loss on discontinued operations	$(545)

Schedule of estimated useful lives
Category	Depreciation method	Estimated useful lives
Office equipment, fixtures and furniture	Straight-line	5 years